OTHER ASSETS AND LIABILITIES	12 Months Ended
Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
OTHER ASSETS AND LIABILITIES	OTHER ASSETS AND LIABILITIES
Other assets consist of the following:

As at	March 31 2024	March 31 2023
Cross-currency interest rate swap instrument (i)	$17,204	$16,187
Variable for fixed interest rate swap instruments (ii)	1,198	467
Other	14	25
Total	$18,416	$16,679

Other long-term liabilities consist of the following:

As at	March 31 2024	March 31 2023
Cross-currency interest rate swap instrument (i)	$14,101	$10,718

(i) On April 20, 2022, the Company entered into a cross-currency interest rate swap instrument to swap U.S. $175,000 into Canadian dollars to hedge a portion of its foreign exchange risk related to its U.S. dollar-denominated Senior Notes. The Company will receive interest of 4.125% U.S. per annum and pay interest of 4.169% Canadian. The terms of the hedging instrument will end on December 15, 2025.

The Company entered into a cross-currency interest rate swap instrument on April 20, 2022 to swap 161,142 Euros into Canadian dollars to hedge the net investment in European operations. The Company will receive interest of 4.169% Canadian per annum and pay interest of 2.351% Euros. The terms of the hedging relationship will end on December 15, 2025.

(ii) Effective November 4, 2022, the Company entered into a variable for fixed interest rate swap instrument to swap the variable interest rate on its $300,000 non-amortized secured term credit facility to a fixed 4.241% interest plus a margin. The terms of the hedging instrument will end on November 4, 2024.

On November 21, 2023, the Company entered into a variable for fixed interest rate swap instrument to swap the variable interest rate on its $300,000 non-amortized secured term credit facility to a fixed 4.044% interest plus a margin for the period November 4, 2024 to November 4, 2026.